Estimated Amortization Expense (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Mar. 31, 2012
Expected Amortization Expense [Line Items]
Fiscal 2013	$ 1,082	$ 1,472
Fiscal 2014	1,393	1,406
Fiscal 2015	1,393	1,406
Fiscal 2016	1,386	1,399
Fiscal 2017	1,386	1,398
Thereafter	7,044	7,064
Net	$ 13,684	$ 14,145